Aug. 31, 2025
Neuberger Multi-Cap Opportunities Fund | Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX)
GOAL
The Fund seeks long-term total return.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.86	0.86	0.75
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.14	0.14	0.13
Total annual operating expenses	1.25	2.00	0.88
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$695	$949	$1,222	$1,999
Class C (assuming redemption)	$303	$627	$1,078	$2,327
Class C (assuming no redemption)	$203	$627	$1,078	$2,327
Institutional Class	$90	$281	$488	$1,084

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$695	$949	$1,222	$1,999
Class C (assuming redemption)	$303	$627	$1,078	$2,327
Class C (assuming no redemption)	$203	$627	$1,078	$2,327
Institutional Class	$90	$281	$488	$1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.
Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Classic. Special Situations have unique attributes (e.g., restructurings, spin-offs, post-bankruptcy equities) that require specific methodologies and customized investment research. Opportunistic investments are companies that have become inexpensive for a tangible reason that the Portfolio Manager believes is temporary. Classic investments are those companies with long histories of shareholder-friendly policies, high-quality management teams and consistent operating performance.
The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.
As part of his fundamental investment analysis the Portfolio Manager considers environmental, social and governance factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a dynamic price target, when other opportunities appear more attractive, or when the Portfolio Manager’s research indicates deteriorating fundamentals.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	18.74%
Worst quarter:	Q1 2020	-24.94%
Year to Date performance as of:	09/30/2025	12.85%

average annual total % returns as of 12/31/2024
Multi-Cap Opportunities Fund
Multi-Cap Opportunities Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.55	11.04	11.22
Institutional Class Return After Taxes on Distributions	19.76	6.23	7.64
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.77	7.89	8.39
Class A Return Before Taxes	13.23	9.32	10.15
Class C Return Before Taxes	18.17	9.82	10.00
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.